SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash withdrawn from trust account	$ 626,329	$ 1,200,000
Offering cost		1,481,032
Underwriting fee		750,000
Advisor fee		$ 250,000